Accumulated other comprehensive loss - Summary of Amounts Reclassified From Accumulated Other Comprehensive Loss to Net Income (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other expense, net									$ (919.7)	$ (893.1)	$ (901.2)
Income tax expense (benefit)									(49.0)	11.2	(10.2)
Net income (loss)	$ 27.0	$ 38.9	$ 31.3	$ 22.6	$ (59.2)	$ (63.0)	$ 39.8	$ 14.0	119.8	(68.4)	16.5
Interest expense									(152.0)	(163.8)	$ (211.3)
Total reclassifications for the period									2.1	(3.0)
Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period									2.3	0.0
Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member] | Amortization of Defined Benefit Pension Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other expense, net									(0.2)	(4.5)
Income tax expense (benefit)									0.0	1.5
Net income (loss)									(0.2)	(3.0)
Reclassification Out of Accumulated Other Comprehensive Income (Loss) [Member] | Cash Flow Hedges [Member] | Interest Rate Swap Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense (benefit)									(1.5)	0.0
Net income (loss)									2.3	0.0
Interest expense									$ 3.8	$ 0.0